MASSMUTUAL SELECT FUNDS

Supplement dated May 31, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information found on page 53 for Frank M. Sands, Jr., CFA, Thomas M. Ricketts, CFA, Jeffrey S. Van Harte, CFA, Christopher J. Bonavico, CFA, Christopher M. Ericksen, CFA, and Daniel J. Prislin, CFA under the heading Portfolio Managers in the section titled Management for the Growth Opportunities Fund:

A. Michael Sramek, CFA is a Senior Research Analyst, Senior Portfolio Manager, and Managing Director at Sands Capital. He has managed the Fund since June 2013.

The information for T. Perry Williams is hereby deleted.

The following information supplements the information for Frank M. Sands, Jr., CFA and Thomas M. Ricketts, CFA of Sands Capital Management, LLC (“Sands Capital”) found on page 122 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

A. Michael Sramek, CFA

is a portfolio manager of a portion of the Growth Opportunities Fund. Mr. Sramek, Senior Research Analyst, Senior Portfolio Manager, and Managing Director, has been with Sands Capital since 2001. Prior to joining Sands Capital, he was a Research Analyst at Mastrapasqua & Associates during 2000. Prior to obtaining his MBA in 2000, he was an Associate, Plan Sponsor Services at BARRA/Rogers Casey from 1995 to1998.

The information for T. Perry Williams is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements the information for Frank M. Sands, Jr., CFA, Thomas M. Ricketts, CFA, Jeffrey S. Van Harte, CFA, Christopher J. Bonavico, CFA, Christopher M. Ericksen, CFA, and Daniel J. Prislin, CFA under the heading Portfolio Managers in the section titled Management.

A. Michael Sramek, CFA is a Senior Research Analyst, Senior Portfolio Manager, and Managing Director at Sands Capital. He has managed the Fund since June 2013.

The information for T. Perry Williams is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 31, 2013 to the

Statement of Additional Information dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information found on pages B-43 and B-44 under the heading Short-Term Debt Securities in the section titled Additional Investment Policies:

Cash and Short-Term Debt Securities

Money Market Instruments Generally. The Funds may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks, or other entities. They may have fixed, variable, or floating interest rates. Some money market securities in which the Funds may invest are described below.

Bank Obligations. The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.

Certificates of deposit (“CDs”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating, or variable interest rates.

The Funds may invest in certificates of deposit and bankers’ acceptances of U.S. banks and savings and loan associations, London branches of U.S. banks, and U.S. branches of foreign banks. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets, or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing, and financial recordkeeping standards as, domestic banks.

Cash, Short-Term Instruments, and Temporary Investments. The Funds may hold any portion of their assets in cash or cash equivalents at any time or for an extended time. The Funds’ investment adviser or subadvisers will determine the amount of the Funds’ assets to be held in cash or cash equivalents at their sole discretion, based on such factors as they may consider appropriate under the circumstances. The Funds may hold a portion of their assets in cash, for example, in order to provide for expenses or anticipated redemption payments or for temporary defensive purposes. The Funds may also hold a portion of their assets in cash as part of the Funds’ investment programs or asset allocation strategies, in amounts considered appropriate by the Funds’ investment adviser or subadvisers. To the extent the Funds hold assets in cash and otherwise uninvested, the ability of the Funds to meet their objectives may be limited. The Funds may invest in high quality money market instruments. The instruments in which the Funds may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits, and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

The following information supplements the information found on page B-96 in the section titled The Distributor:

Effective June 1, 2013, OppenheimerFunds Distributor, Inc. is no longer the Sub-Distributor.

The following information replaces similar information found on page B-291 for Steve Schroll and Paul Stocking of Columbia Management Investment Advisers, LLC with respect to the Large Cap Value Fund in the section titled Appendix C—Additional Portfolio Manager Information.

The portfolio managers of the Large Cap Value Fund are Steve Schroll, Paul Stocking, and Dean A. Ramos.

The following information supplements the information found on page B-291 for Steve Schroll and Paul Stocking of Columbia Management Investment Advisers, LLC in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Dean A. Ramos
Registered investment companies**	11	$17.95 billion	0	$0
Other pooled investment vehicles	2	$266.87 million	0	$0
Other accounts	17	$605.39 million	0	$0

*	The information provided is as of April 30, 2013.
**	Does not include the Large Cap Value Fund.

Ownership of Securities:

As of April 30, 2013, Dean A. Ramos did not own any shares of the Large Cap Value Fund.

The following information replaces similar information found on page B-325 for Frank M. Sands, Jr. and Thomas M. Ricketts of Sands Capital Management, LLC with respect to the Growth Opportunities Fund in the section titled Appendix C—Additional Portfolio Manager Information.

The portfolio managers of the Growth Opportunities Fund are Frank M. Sands, Jr., Thomas M. Ricketts, and A. Michael Sramek.

The following information supplements the information found on page B-325 for Frank M. Sands, Jr. and Thomas M. Ricketts of Sands Capital Management, LLC in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

A. Michael Sramek
Registered investment companies**	7	$7.5 billion	1	$4.3 billion
Other pooled investment vehicles	16	$586.2 million	0	$0
Other accounts***	778	$16.9 billion	9	$2.4 billion

*	The information provided is as of March 31, 2013.
**	Does not include the Growth Opportunities Fund.
***	‘Other accounts’ includes the wrap sponsor program as one client. As of 3/31/2013, the wrap sponsor program was comprised of 149 underlying wrap accounts.

Ownership of Securities:

As of March 31, 2013, A. Michael Sramek did not own any shares of the Growth Opportunities Fund.

The information for T. Perry Williams is hereby deleted.

The following information replaces the information found on page B-332 for B. Randall Watts, Jr. and P. Hans von der Luft of the The Boston Company Asset Management, LLC with respect to the Small Company Growth Fund in the section titled Appendix C—Additional Portfolio Manager Information.

The portfolio managers of the Small Company Growth Fund are Todd W. Wakefield and Robert C. Zeuthen.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Todd W. Wakefield
Registered investment companies**	7	$1,287.4 billion	0	$0
Other pooled investment vehicles	3	$747.7 million	0	$0
Other accounts	23	$1,668.6 billion	0	$0

Robert C. Zeuthen
Registered investment companies**	7	$1,287.4 billion	0	$0
Other pooled investment vehicles	3	$747.7 million	0	$0
Other accounts	23	$1,668.6 billion	0	$0

*	The information provided is as of April 30, 2013.
**	Does not include the Small Company Growth Fund.

Ownership of Securities:

As of April 30, 2013, the portfolio managers did not own any shares of the Small Company Growth Fund.

The information for B. Randall Watts, Jr and P. Hans von der Luft is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-13-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 31, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, and RetireSMARTSM 2050 Fund, under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

The following information replaces similar information found on page 5 for RetireSMART Conservative Fund, page 11 for RetireSMART Moderate Fund, page 17 for RetireSMART Moderate Growth Fund, and page 23 for RetireSMART Growth Fund, under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance and replaces similar information found on page 92 under the heading Target-Date RetireSMART Funds in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

Premier International Equity (OFI Global Institutional)

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Conservative Fund found on page 4 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.10%	.14%	.22%	.22%
Acquired Fund Fees and Expenses(1)	.52%	.52%	.52%	.52%
Total Annual Fund Operating Expenses(2)	.67%	.71%	.79%	1.04%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$68	$214	$373	$835
Class Y	$73	$227	$395	$883
Class L	$81	$252	$439	$978
Class A	$675	$887	$1,116	$1,773

The following information replaces similar information found on page 9 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART Conservative Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Moderate Fund found on page 10 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.12%	.16%	.24%	.24%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	.77%	.81%	.89%	1.14%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$79	$246	$428	$954
Class Y	$83	$259	$450	$1,002
Class L	$91	$284	$493	$1,096
Class A	$685	$916	$1,167	$1,881

The following information replaces the information found on page 15 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART Moderate Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Moderate Growth Fund found on page 16 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.14%	.18%	.26%	.26%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	.86%	.90%	.98%	1.23%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,061
Class Y	$92	$287	$498	$1,108
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978

The following information replaces the information found on page 21 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART Moderate Growth Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART Growth Fund found on page 22 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.22%	.26%	.34%	.34%
Acquired Fund Fees and Expenses(1)	.70%	.70%	.70%	.70%
Total Annual Fund Operating Expenses(2)	.97%	1.01%	1.09%	1.34%
Expense Reimbursement	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%	.93%	1.01%	1.26%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L, and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$301	$529	$1,182
Class Y	$95	$314	$550	$1,229
Class L	$103	$339	$593	$1,322
Class A	$696	$968	$1,260	$2,088

The following information replaces the information found on page 27 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART Growth Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART In Retirement Fund found on page 28 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.19%	.26%	.36%	.36%	.41%
Acquired Fund Fees and Expenses(1)	.56%	.56%	.56%	.56%	.56%
Total Annual Fund Operating Expenses(2)	.80%	.87%	.97%	1.22%	1.52%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$89	$278	$482	$1,073
Class L	$99	$309	$536	$1,190
Class A	$692	$940	$1,207	$1,967
Class N	$255	$480	$829	$1,813

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$480	$829	$1,813

The following information replaces similar information for the Custom RetireSMART In Retirement Index for the RetireSMART In Retirement Fund found on page 33 under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART In Retirement Index (reflects no deduction for fees, expenses, or taxes)	8.40%	4.52%	5.23%

The following information replaces the information found on page 33 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART In Retirement Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2010 Fund found on page 34 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.21%	.30%	.40%	.40%	.45%
Acquired Fund Fees and Expenses(1)	.58%	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses(2)	.84%	.93%	1.03%	1.28%	1.58%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$86	$268	$466	$1,037
Class Y	$95	$296	$515	$1,143
Class L	$105	$328	$569	$1.259
Class A	$698	$958	$1,237	$2,031
Class N	$261	$499	$860	$1,878

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$161	$499	$860	$1,878

The following information replaces similar information for the Custom RetireSMART 2010 Index for the RetireSMART 2010 Fund found on page 39 under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2010 Index (reflects no deduction for fees, expenses, or taxes)	10.26%	3.63%	5.15%

The following information replaces the information found on page 39 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2010 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2015 Fund found on page 40 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	1.75%	1.84%	1.94%	1.94%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	2.40%	2.49%	2.59%	2.84%
Expense Reimbursement	(1.57%)	(1.61%)	(1.61%)	(1.61%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.83%	.88%	.98%	1.23%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$598	$1,138	$2,616
Class Y	$90	$621	$1,180	$2,704
Class L	$100	$652	$1,231	$2,804
Class A	$693	$1,261	$1,853	$3,450

The following information replaces similar information for the Custom RetireSMART 2015 Index for the RetireSMART 2015 Fund found on page 45 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2015 Index (reflects no deduction for fees, expenses, or taxes)	11.94%	7.93%

The following information replaces the information found on page 45 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2015 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2020 Fund found on page 46 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses(1)	.63%	.63%	.63%	.63%	.63%
Total Annual Fund Operating Expenses(2)	.86%	.95%	1.05%	1.30%	1.60%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,061
Class Y	$97	$303	$525	$1,166
Class L	$107	$334	$579	$1,283
Class A	$700	$963	$1,247	$2,053
Class N	$263	$505	$871	$1,900

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$505	$871	$1,900

The following information replaces similar information found on page 47 for the RetireSMART 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier Short-Duration Bond Fund (Babson Capital)

The following information replaces similar information for the Custom RetireSMART 2020 Index for the RetireSMART 2020 Fund found on page 51 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2020 Index (reflects no deduction for fees, expenses, or taxes)	13.39%	2.70%	5.15%

The following information replaces the information found on page 51 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2020 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2025 Fund found on page 52 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	2.11%	2.20%	2.30%	2.30%
Acquired Fund Fees and Expenses(1)	.65%	.65%	.65%	.65%
Total Annual Fund Operating Expenses(2)	2.81%	2.90%	3.00%	3.25%
Expense Reimbursement	(1.93%)	(1.97%)	(1.97%)	(1.97%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.93%	1.03%	1.28%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$688	$1,312	$2,997
Class Y	$95	$711	$1,354	$3,082
Class L	$105	$741	$1,403	$3,178
Class A	$698	$1,344	$2,014	$3,793

The following information replaces similar information for the Custom RetireSMART 2025 Index for the RetireSMART 2025 Fund found on page 57 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2025 Index (reflects no deduction for fees, expenses, or taxes)	14.32%	8.21%

The following information replaces the information found on page 57 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2025 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2030 Fund found on page 58 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	.90%	.99%	1.09%	1.34%	1.64%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$287	$498	$1,108
Class Y	$101	$315	$547	$1,213
Class L	$111	$347	$601	$1,329
Class A	$704	$975	$1,267	$2,095
Class N	$267	$517	$892	$1,944

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$167	$517	$892	$1,944

The following information replaces similar information for the Custom RetireSMART 2030 Index for the RetireSMART 2030 Fund found on page 63 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2030 Index (reflects no deduction for fees, expenses, or taxes)	14.88%	1.54%	5.19%

The following information replaces the information found on page 63 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2030 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2035 Fund found on page 64 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	2.49%	2.58%	2.68%	2.68%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	3.21%	3.30%	3.40%	3.65%
Expense Reimbursement	(2.31%)	(2.35%)	(2.35%)	(2.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%	.95%	1.05%	1.30%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$772	$1,477	$3,353
Class Y	$97	$795	$1,518	$3,434
Class L	$107	$825	$1,567	$3,526
Class A	$700	$1,423	$2,166	$4,112

The following information replaces similar information for the Custom RetireSMART 2035 Index for the RetireSMART 2035 Fund found on page 69 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2035 Index (reflects no deduction for fees, expenses, or taxes)	15.08%	8.29%

The following information replaces the information found on page 69 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2035 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2040 Fund found on page 70 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.29%	.39%	.39%	.44%
Acquired Fund Fees and Expenses(1)	.68%	.68%	.68%	.68%	.68%
Total Annual Fund Operating Expenses(2)	.93%	1.02%	1.12%	1.37%	1.67%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$296	$515	$1,143
Class Y	$104	$325	$563	$1,248
Class L	$114	$356	$617	$1,363
Class A	$706	$984	$1,282	$2,127
Class N	$270	$526	$907	$1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$526	$907	$1,976

The following information replaces similar information for the Custom RetireSMART 2040 Index for the RetireSMART 2040 Fund found on page 75 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2040 Index (reflects no deduction for fees, expenses, or taxes)	15.26%	1.08%	5.41%

The following information replaces the information found on page 75 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2040 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2045 Fund found on page 76 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	3.82%	3.91%	4.01%	4.01%
Acquired Fund Fees and Expenses(1)	.69%	.69%	.69%	.69%
Total Annual Fund Operating Expenses(2)	4.56%	4.65%	4.75%	5.00%
Expense Reimbursement	(3.64%)	(3.68%)	(3.68%)	(3.68%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.92%	.97%	1.07%	1.32%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$1,047	$2,009	$4,451
Class Y	$99	$1,070	$2,047	$4,522
Class L	$109	$1,099	$2,094	$4,602
Class A	$702	$1,679	$2,656	$5,099

The following information replaces similar information for the Custom RetireSMART 2045 Index for the RetireSMART 2045 Fund found on page 81 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2045 Index (reflects no deduction for fees, expenses, or taxes)	15.96%	8.24%

The following information replaces the information found on page 81 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2045 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Effective June 1, 2013, the following information replaces similar information for the RetireSMART 2050 Fund found on page 82 under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.32%	.41%	.51%	.51%	.56%
Acquired Fund Fees and Expenses(1)	.69%	.69%	.69%	.69%	.69%
Total Annual Fund Operating Expenses(2)	1.06%	1.15%	1.25%	1.50%	1.80%
Expense Reimbursement	(.14%)	(.18%)	(.18%)	(.18%)	(.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.92%	.97%	1.07%	1.32%	1.62%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, .63%, and .93% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$323	$571	$1,281
Class Y	$99	$348	$616	$1,381
Class L	$109	$379	$669	$1,495
Class A	$702	$1,005	$1,330	$2,248
Class N	$265	$549	$958	$2,101

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$549	$958	$2,101

The following information replaces similar information for the Custom RetireSMART 2050 Index for the RetireSMART 2050 Fund found on page 87 under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/08
Custom RetireSMART 2050 Index (reflects no deduction for fees, expenses, or taxes)	15.96%	1.15%	1.15%

The following information replaces the information found on pages 87 and 88 for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management for the RetireSMART 2050 Fund:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces the information for Bruce Picard Jr., CFA, Michael Eldredge, CFA, and Frederick (Rick) Schulitz, CFA of Massachusetts Mutual Life Insurance Company (“MassMutual”) found on page 105 under the heading Investment Adviser in the section titled Management of the Funds:

As the investment adviser to the Funds, MassMutual is responsible for furnishing a continuous investment program for the Funds, determining the Underlying Funds in which the Funds will invest from time to time, and the portions of their assets the Funds will invest in those Underlying Funds. MassMutual places purchase and redemption orders for shares of the Underlying Funds on behalf of the Funds. These functions are performed by MassMutual’s Retirement Services Asset Allocation Committee, led by Bruce Picard Jr., CFA. Mr. Picard, Chief

Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group, joined MassMutual in 2005. Prior to joining MassMutual, Mr. Picard was a Vice President at Loomis, Sayles & Co. LP. In addition to Mr. Picard, the regular members of MassMutual’s Retirement Services Asset Allocation Committee include Michael Eldredge, CFA and Frederick (Rick) Schulitz, CFA. Mr. Eldredge, a Vice President for the MassMutual Retirement Services Investment Services Group, joined MassMutual in 2008. He leads a team of investment professionals who conduct money manager research for the MassMutual Investment Program. Prior to joining MassMutual, Mr. Eldredge was a Vice President at ING US Financial Services, where he worked in various positions covering investment due diligence and fund analysis for the company’s Fund Strategy and Due Diligence unit. Mr. Schulitz, a Portfolio Manager for the MassMutual Retirement Services Investment Services Group, joined MassMutual in 2006. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING.

Effective June 1, 2013, the information for the RetireSMART 2015 Fund, RetireSMART 2025 Fund, RetireSMART 2035 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund found on page 93 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies is hereby deleted.

The following information replaces similar information for the Lipper Balanced Fund Index found on page 131 in the section titled Index Descriptions.

The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not reflect any deduction for taxes and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier International Equity (OFI Global Institutional)

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.10%	.14%	.22%	.22%
Acquired Fund Fees and Expenses(1)	.52%	.52%	.52%	.52%
Total Annual Fund Operating Expenses(2)	.67%	.71%	.79%	1.04%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$68	$214	$373	$835
Class Y	$73	$227	$395	$883
Class L	$81	$252	$439	$978
Class A	$675	$887	$1,116	$1,773

The following information replaces similar information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier International Equity (OFI Global Institutional)

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.12%	.16%	.24%	.24%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	.77%	.81%	.89%	1.14%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$79	$246	$428	$954
Class Y	$83	$259	$450	$1,002
Class L	$91	$284	$493	$1,096
Class A	$685	$916	$1,167	$1,881

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier International Equity (OFI Global Institutional)

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.14%	.18%	.26%	.26%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	.86%	.90%	.98%	1.23%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,061
Class Y	$92	$287	$498	$1,108
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier International Equity (OFI Global Institutional)

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.22%		.26%		.34%		.34%
Acquired Fund Fees and Expenses(1)	.70%		.70%		.70%		.70%
Total Annual Fund Operating Expenses(2)	.97%		1.01%		1.09%		1.34%
Expense Reimbursement	(.08%	)	(.08%	)	(.08%	)	(.08%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.93%		1.01%		1.26%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L, and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$301	$529	$1,182
Class Y	$95	$314	$550	$1,229
Class L	$103	$339	$593	$1,322
Class A	$696	$968	$1,260	$2,088

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.19%	.26%	.36%	.36%	.41%
Acquired Fund Fees and Expenses(1)	.56%	.56%	.56%	.56%	.56%
Total Annual Fund Operating Expenses(2)	.80%	.87%	.97%	1.22%	1.52%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$89	$278	$482	$1,073
Class L	$99	$309	$536	$1,190
Class A	$692	$940	$1,207	$1,967
Class N	$255	$480	$829	$1,813

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$480	$829	$1,813

The following information replaces similar information for the Custom RetireSMART In Retirement Index under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART In Retirement Index (reflects no deduction for fees, expenses, or taxes)	8.40%	4.52%	5.23%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.21%	.30%	.40%	.40%	.45%
Acquired Fund Fees and Expenses(1)	.58%	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses(2)	.84%	.93%	1.03%	1.28%	1.58%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$86	$268	$466	$1,037
Class Y	$95	$296	$515	$1,143
Class L	$105	$328	$569	$1.259
Class A	$698	$958	$1,237	$2,031
Class N	$261	$499	$860	$1,878

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$161	$499	$860	$1,878

The following information replaces similar information for the Custom RetireSMART 2010 Index under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2010 Index (reflects no deduction for fees, expenses, or taxes)	10.26%	3.63%	5.15%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	1.75%		1.84%		1.94%		1.94%
Acquired Fund Fees and Expenses(1)	.60%		.60%		.60%		.60%
Total Annual Fund Operating Expenses(2)	2.40%		2.49%		2.59%		2.84%
Expense Reimbursement	(1.57%	)	(1.61%	)	(1.61%	)	(1.61%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.83%		.88%		.98%		1.23%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$598	$1,138	$2,616
Class Y	$90	$621	$1,180	$2,704
Class L	$100	$652	$1,231	$2,804
Class A	$693	$1,261	$1,853	$3,450

The following information replaces similar information for the Custom RetireSMART 2015 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2015 Index (reflects no deduction for fees, expenses, or taxes)	11.94%	7.93%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses(1)	.63%	.63%	.63%	.63%	.63%
Total Annual Fund Operating Expenses(2)	.86%	.95%	1.05%	1.30%	1.60%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$274	$477	$1,061
Class Y	$97	$303	$525	$1,166
Class L	$107	$334	$579	$1,283
Class A	$700	$963	$1,247	$2,053
Class N	$263	$505	$871	$1,900

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$505	$871	$1,900

The following information replaces similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Premier Short-Duration Bond Fund (Babson Capital)

The following information replaces similar information for the Custom RetireSMART 2020 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2020 Index (reflects no deduction for fees, expenses, or taxes)	13.39%	2.70%	5.15%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	2.11%		2.20%		2.30%		2.30%
Acquired Fund Fees and Expenses(1)	.65%		.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	2.81%		2.90%		3.00%		3.25%
Expense Reimbursement	(1.93%	)	(1.97%	)	(1.97%	)	(1.97%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%		.93%		1.03%		1.28%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$688	$1,312	$2,997
Class Y	$95	$711	$1,354	$3,082
Class L	$105	$741	$1,403	$3,178
Class A	$698	$1,344	$2,014	$3,793

The following information replaces similar information for the Custom RetireSMART 2025 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2025 Index (reflects no deduction for fees, expenses, or taxes)	14.32%	8.21%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses(1)	.67%	.67%	.67%	.67%	.67%
Total Annual Fund Operating Expenses(2)	.90%	.99%	1.09%	1.34%	1.64%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$287	$498	$1,108
Class Y	$101	$315	$547	$1,213
Class L	$111	$347	$601	$1,329
Class A	$704	$975	$1,267	$2,095
Class N	$267	$517	$892	$1,944

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$167	$517	$892	$1,944

The following information replaces similar information for the Custom RetireSMART 2030 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2030 Index (reflects no deduction for fees, expenses, or taxes)	14.88%	1.54%	5.19%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	2.49%		2.58%		2.68%		2.68%
Acquired Fund Fees and Expenses(1)	.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(2)	3.21%		3.30%		3.40%		3.65%
Expense Reimbursement	(2.31%	)	(2.35%	)	(2.35%	)	(2.35%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%		.95%		1.05%		1.30%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$772	$1,477	$3,353
Class Y	$97	$795	$1,518	$3,434
Class L	$107	$825	$1,567	$3,526
Class A	$700	$1,423	$2,166	$4,112

The following information replaces similar information for the Custom RetireSMART 2035 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2035 Index (reflects no deduction for fees, expenses, or taxes)	15.08%	8.29%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.29%	.39%	.39%	.44%
Acquired Fund Fees and Expenses(1)	.68%	.68%	.68%	.68%	.68%
Total Annual Fund Operating Expenses(2)	.93%	1.02%	1.12%	1.37%	1.67%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$296	$515	$1,143
Class Y	$104	$325	$563	$1,248
Class L	$114	$356	$617	$1,363
Class A	$706	$984	$1,282	$2,127
Class N	$270	$526	$907	$1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$526	$907	$1,976

The following information replaces similar information for the Custom RetireSMART 2040 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/04
Custom RetireSMART 2040 Index (reflects no deduction for fees, expenses, or taxes)	15.26%	1.08%	5.41%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	3.82%		3.91%		4.01%		4.01%
Acquired Fund Fees and Expenses(1)	.69%		.69%		.69%		.69%
Total Annual Fund Operating Expenses(2)	4.56%		4.65%		4.75%		5.00%
Expense Reimbursement	(3.64%	)	(3.68%	)	(3.68%	)	(3.68%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.92%		.97%		1.07%		1.32%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, and .63% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$1,047	$2,009	$4,451
Class Y	$99	$1,070	$2,047	$4,522
Class L	$109	$1,099	$2,094	$4,602
Class A	$702	$1,679	$2,656	$5,099

The following information replaces similar information for the Custom RetireSMART 2045 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Since Inception (04/01/10)
Custom RetireSMART 2045 Index (reflects no deduction for fees, expenses, or taxes)	15.96%	8.24%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated May 31, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund to reflect a change in Acquired Fund fees and expenses for the current fiscal year:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.32%		.41%		.51%		.51%		.56%
Acquired Fund Fees and Expenses(1)	.69%		.69%		.69%		.69%		.69%
Total Annual Fund Operating Expenses(2)	1.06%		1.15%		1.25%		1.50%		1.80%
Expense Reimbursement	(.14%	)	(.18%	)	(.18%	)	(.18%	)	(.18%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.92%		.97%		1.07%		1.32%		1.62%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .23%, .28%, .38%, .63%, and .93% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$323	$571	$1,281
Class Y	$99	$348	$616	$1,381
Class L	$109	$379	$669	$1,495
Class A	$702	$1,005	$1,330	$2,248
Class N	$265	$549	$958	$2,101

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$549	$958	$2,101

The following information replaces similar information for the Custom RetireSMART 2050 Index under Average Annual Total Returns:

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Since 01/02/08
Custom RetireSMART 2050 Index (reflects no deduction for fees, expenses, or taxes)	15.96%	1.15%	1.15%

The following information replaces the information for Bruce Picard Jr., CFA and Frederick (Rick) Schulitz, CFA under the heading Portfolio Managers in the section titled Management:

Bruce Picard Jr., CFA is Chief Investment Officer – Asset Allocation for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick (Rick) Schulitz, CFA is a Portfolio Manager for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

The following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:

Lipper Balanced Fund Index (reflects no deduction for taxes)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 31, 2013 to the

Statement of Additional Information dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following footnote replaces the similar footnote found on page B-3 in the section titled Additional Investment Policies:

[1]

Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global”)). OFI Global is a majority owned, indirect subsidiary of MassMutual.

The following information replaces similar information found on page B-11 in the first sentence of the ninth paragraph under the heading Financial Futures Contracts in the section titled Additional Investment Policies:

Each Fund in the Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

The following information replaces similar information found on pages B-38 and B-39 under the heading Short-Term Debt Securities in the section titled Additional Investment Policies:

Cash and Short-Term Debt Securities

Money Market Instruments Generally. The Funds may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks, or other entities. They may have fixed, variable, or floating interest rates. Some money market securities in which the Funds may invest are described below.

Bank Obligations. The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.

Certificates of deposit (“CDs”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating, or variable interest rates.

The Funds may invest in certificates of deposit and bankers’ acceptances of U.S. banks and savings and loan associations, London branches of U.S. banks, and U.S. branches of foreign banks. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets, or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing, and financial recordkeeping standards as, domestic banks.

Cash, Short-Term Instruments, and Temporary Investments. The Funds may hold any portion of their assets in cash or cash equivalents at any time or for an extended time. The Funds’ investment adviser or subadvisers will determine the amount of the Funds’ assets to be held in cash or cash equivalents at their sole discretion, based on such factors as they may consider appropriate under the circumstances. The Funds may hold a portion of their assets in cash, for example, in order to provide for expenses or anticipated redemption payments or for temporary defensive purposes. The Funds may also hold a portion of their assets in cash as part of the Funds’ investment programs or asset allocation strategies, in amounts considered appropriate by the Funds’ investment adviser or subadvisers. To the extent the Funds hold assets in cash and otherwise uninvested, the ability of the Funds to meet their objectives may be limited. The Funds may invest in high quality money market instruments. The instruments in which the Funds may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits, and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

The following information supplements the information found on page B-70 in the section titled The Distributor:

Effective June 1, 2013, OppenheimerFunds Distributor, Inc. is no longer the Sub-Distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M(RS)-13-01